Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Accounts receivable	4,887	6,614	962
Allowance for doubtful accounts	(316)	(599)	(87)

	4,571	6,015	875

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2016	2017	2018	2018
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	190	177	316	46
Amounts charged to expenses	39	190	299	43
Amounts written off	(52)	(51)	(16)	(2)

Balance as of December 31	177	316	599	87